Segment Information and Revenue Analysis (Tables)	6 Months Ended
Mar. 31, 2025
Segment Information and Revenue Analysis [Abstract]
Schedule of Segment Information and Revenue Analysis

Sales revenues comprised the following:

	Six months ended March 31,
	2024		2025
	RMB	%	RMB	US$	%
Sales of yarns	42,631,473	93%	16,766,803	2,310,527	92%
Sales of finished garments	3,093,122	7%	1,464,160	201,767	8%
	45,724,595	100%	18,230,963	2,512,294	100%

Direct costs comprised the following:

	Six months ended March 31,
	2024		2025
	RMB	%	RMB	US$	%
Sales of yarns	39,508,494	94%	17,735,008	2,443,950	94%
Sales of finished garments	2,531,595	6%	1,188,273	163,748	6%
	42,040,089	100%	18,923,281	2,607,698	100%

Gross profit comprised the following:

	Six months ended March 31,
	2024		2025
	RMB	%	RMB	US$	%
Sales of yarns	3,122,979	85%	(968,205)	(133,423)	140%
Sales of finished garments	561,527	15%	275,887	38,019	(40)%
	3,684,506	100%	(692,318)	(95,404)	100%

Schedule of Changes in Contract Liabilities

Changes in contract liabilities were as follows:

	September 30,	As of March 31，
	2024	2025	2025
	RMB	RMB	US$
Contract liabilities, beginning of the year	531,326	1,673,479	238,469
Revenue deferred during the year	1,673,479	757,686	96,555
Recognition of revenue deferred in prior years	(531,326)	(1,673,479)	(230,612)
Contract liabilities, end of the year	1,673,479	757,686	104,412